Trust Agreement (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trust Agreement [Abstract]
Brokerage fees	7.00%
Net capital investments	$ 100,000
Management fee	2.00%
Custodial fee	0.25%
Profit share percentage	20.00%
Redemption charges	801	1,276
Redemption charges paid	$ 18,650	$ 17,207	$ 266,979